Finance Receivables And Loans, Net (Schedule Of Sales Of Financing Receivables And Loans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sales	$ 2,096	$ 3,420
Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sales	1,960	3,279
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sales	40	107
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sales	$ 96	$ 34